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                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

             STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
            WITH RESPECT TO PURCHASES OF ITS OWN SECURITIES PURSUANT
                 TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

              REPORT FOR CALENDAR MONTH ENDING:  November 30, 2000

                Name of Registrant: The SMALLCap Fund, Inc./TM/
                                    By:Fran Pollack-Matz, Secretary

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
                                                                            Approximate Asset
                                                                           Value or approximate
                                            Number of                       asset coverage per
  Date of each     Identification            Shares        Price per        share at time of       Name of Seller or
   Transaction      of Security            Purchased         Share              purchase           of Seller's Broker
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
     11/01/00      Common Stock              2000           13.250              15.496              Weeden & Co. LP
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     11/02/00      Common Stock             1,000           13.375              15.419              Weeden & Co. LP
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     11/03/00      Common Stock             5,000           13.500              15.859              Weeden & Co. LP
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     11/03/00      Common Stock             2.000           13.438              15.859              Weeden & Co. LP
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     11/07/00      Common Stock             1,900           13.563              15.550              Weeden & Co. LP
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     11/08/00      Common Stock               600           13.688              15.679              Weeden & Co. LP
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     11/08/00      Common Stock            10,000           13.625              15.679              Weeden & Co. LP
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     11/09/00      Common Stock             1,000           13.750              15.557              Weeden & Co. LP
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     11/10/00      Common Stock             1,900           13.500              15.321              Weeden & Co. LP
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     11/13/00      Common Stock             1,900           13.250              14.845              Weeden & Co. LP
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     11/13/00      Common Stock            15,000           13.250              14.845              Weeden & Co. LP
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     11/15/00      Common Stock               500           13.188              15.003              Weeden & Co. LP
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     11/20/00      Common Stock               900           13.188              14.716              Weeden & Co. LP
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     11/21/00      Common Stock             1,800           13.063              14.307              Weeden & Co. LP
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     11/27/00      Common Stock             1,700           11.099              14.453              Weeden & Co. LP
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     11/28/00      Common Stock            20,000           11.250              12.527              Weeden & Co. LP
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